DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	Nov. 27, 2022	Jan. 30, 2024	Jan. 22, 2024	Dec. 31, 2022	Dec. 05, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 16,500,000		$ 500,000
Investments		$ 16,500,000			$ 500,000
Foundation Sports To Charles Ruddy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage by parrent					75.00%
Ownership percentage by non-controlling owners					25.00%
Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued and outstanding percentage	100.00%
Discontinued operation description	(1) releasing the Company from all of PlaySight’s obligations towards its vendors, employees, tax authorities and any other (past, current and future) creditors of PlaySight; (2) waiver by the Buyer of 100% of the personal consideration owed to them under their employment agreements in the total amount of $600,000; and (3) cash consideration of $2,000,000 to be paid to the Company in the form of a promissory note that was to mature on December 31, 2023.
Cash consideration	$ 2,000,000
Employee Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration	$ 600,000			$ 800,000